Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Northfield Bancorp, Inc. [Member]
Derivative [Line Items]
Summary of Derivative Liabilities at Fair Value
The table below presents the fair value of derivatives as well as their location on the consolidated balance sheets (in thousands):

	Fair Value
	December 31,
Balance Sheet Location	2025	2024
Other assets	$5,040	$5,149
Other liabilities	5,045	5,152